AOMT II, LLC ABS-15G

Exhibit 99.33

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2026060326	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-XXX: Resolved. Guidelines do not state if an access letter is needed for reserves or cash to close. - Due Diligence Vendor-XXX
Open-Please provide a Letter of Explanation  from " XXX" confirming and authorizing XXX% access to XXX for the borrower  " XXX".
- Due Diligence Vendor-XXX	Resolved-XXX: Resolved. Guidelines do not state if an access letter is needed for reserves or cash to close. - Due Diligence Vendor-XXX	Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX (XXX%) Or More
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX XXX Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower XXX Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
																									Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower XXX Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years			ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2026060326	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-XXX: Resolved. Received tax cert - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-XXX & XXX XXX Missing proof of Tax certificate for rental income calculation
- Due Diligence Vendor-XXX	Resolved-XXX: Resolved. Received tax cert - Due Diligence Vendor-XXX	Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX (XXX%) Or More
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX XXX Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
																									Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years		XXX.pdf XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX